18. Borrowings and financing	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Borrowings and financing
18.	Borrowings and financing
18.1.	Debt breakdown
	Weighted average rate	2020	2019

Debentures and promissory note
Debentures, certificate of agribusiness receivables and promissory notes (note 18.4)	CDI + 1.27% per year	4,598	11,863
		4,598	11,863

Borrowings and financing
Local currency
BNDES	4.07% per year	-	27
Working capital	CDI + 2.37% per year	2,689	1,008
Working capital	TR + 9.80 % per year	13	99
Swap contracts (note 18.7)	CDI – 0.02% per year	(2)	(12)
Unamortized borrowing costs		(13)	(22)
		2,687	1,100
Foreign currency (note 18.5)
Working capital	USD + 2.27% per year	271	846
Working capital	IBR 3M + 3.8%	1,534	323
Working capital Argentina	Pré: 29.43%	26	-
Credit letter		12	12
Swap contracts (note 18.7)	CDI + 2.0% per year	12	(15)
Swap contracts (note 18.7)	IBR 3M + 3.8%	1	(19)
NDF Contracts – Derivatives		-	(1)
Unamortized borrowing costs		(1)	(1)
		1,855	1,145
Total		9,140	14,108

Current assets		-	73
Non-current assets		11	13
Current liabilities		2,309	3,488
Non-current liabilities		6,842	10,706

18.2.	Changes in borrowings

At December 31, 2019	14,108
Additions	7,262
Accrued interest	755
Accrued swap	(343)
Mark-to-market	14
Adjustment to present value	115
Monetary and exchange rate changes	331
Borrowing cost	53
Interest paid	(774)
Payments	(5,125)
Swap paid	333
Foreign currency translation adjustment	173
Deconsolidation Sendas	(7,762)
At December 31, 2020	9,140

At December 31, 2018	5,286
Additions	13,604
Accrued interest	678
Accrued swap	(11)
Mark-to-market	(47)
Monetary and exchange rate changes	(13)
Borrowing cost	31
Interest paid	(504)
Payments	(9,551)
Swap paid	103
Acquisition of company	4,527
Foreign currency translation adjustment	80
Desconsolidation Via Varejo	(75)
At December 31, 2019	14,108

18.3.	Maturity schedule of non-current borrowings and financing

Year

From 1 to 2 years	4,756
From 2 to 3 years	1,426
From 3 to 4 years	237
From 4 to 5 years	230
After 5 years	195
Subtotal	6,844

Unamortized borrowing costs	(13)
Total	6,831

18.4.	Debentures, Promissory Note and Certificate of Agribusiness Receivables
				Date				Consolidated
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	12.31.2020	12.31.2019

14th Issue of Debentures – CBD and CRA	No preference	1,080	1,080,000	04/17/17	04/13/20	-	-	-	1,091
15th Issue of Debentures – CBD	No preference	800	800,000	01/17/18	01/15/21	150.00% of CDI	564	451	821
16th Issue of Debentures – CBD (1st series)	No preference	700	700,000	09/11/18	09/10/21	162.71% of CDI	1,015	711	712
16th Issue of Debentures – CBD (2nd series)	No preference	500	500,000	09/11/18	09/12/22	163.56% of CDI	1,042	521	508
17th Issue of Debentures - CDB	No preference	2,000	2,000,000	01/06/20	01/06/23	CDI + 1.45% per year	1,017	2,033	-
4th Issue of Promissory Notes – CBD	No preference	800	800	01/10/19	01/09/22	163.13% of CDI	1,113,594	891	849
1th Issue of Promissory Notes – Sendas (1st series)	No preference	50	1	07/04/19	07/03/20	CDI + 0.72% per year	-	-	52
1th Issue of Promissory Notes – Sendas (2nd series)	No preference	50	1	07/04/19	07/05/21	CDI + 0.72% per year	-	-	52
1th Issue of Promissory Notes – Sendas (3nd series)	No preference	50	1	07/04/19	07/04/22	CDI + 0.72% per year	-	-	52
1th Issue of Promissory Notes – Sendas (4nd series)	No preference	250	5	07/04/19	07/04/23	CDI + 0.72% per year	-	-	258
1th Issue of Promissory Notes – Sendas (5nd series)	No preference	200	4	07/04/19	07/04/24	CDI + 0.72% per year	-	-	206
1th Issue of Promissory Notes – Sendas (6nd series)	No preference	200	4	07/04/19	07/04/25	CDI + 0.72% per year	-	-	206
1th Issue of Debentures – Sendas (1nd series)	No preference	2,000	2,000,000	09/04/19	08/20/20	-	-	-	1,001
1th Issue of Debentures – Sendas (2nd series)	No preference	2,000	2,000,000	09/04/19	08/20/21	CDI + 1.74% per year	-	-	2,044
1th Issue of Debentures – Sendas (3nd series)	No preference	2,000	2,000,000	09/04/19	08/20/22	CDI + 1.95% per year	-	-	2,046
1th Issue of Debentures – Sendas (4nd series)	No preference	2,000	2,000,000	09/04/19	08/20/23	CDI + 2.20% per year	-	-	2,047
Borrowing cost							-	(9)	(82)
								4,598	11,863

Current liabilities								1,220	2,287
Non-current liabilities								3,378	9,576

GPA issues debentures to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

Principal is paid in full on maturity date with semi-annually interest payments ( 14th, 15th, and 16th issue of CBD).

The 15th issue could be redeemed starting on December 15, 2018, the16th on December 10, 2018, and the 17th on April 6, 2020.

On April 17, 2017, CBD launched the 14th issuance of simple debentures, non-convertible into shares, unsecured, in a single series, which was placed privately with Ares Serviços Imobiliários Ltda., which was later assigned and transferred to Ápice Securitizadora S.A., that acquired the Debentures and the Certificate of Agribusiness Receivables with the purpose to bind with the 7th series of the 1st issuance of Certificate of Agribusiness Receivables (CRA). The proceeds were used exclusively for purchasing agribusiness products, such as fruits, vegetables, dairy, and animal’s protein from rural producers and cooperatives. The amount of R$ 1,080 was paid on April 13, 2020, with interest of 96% of the CDI.

On January 17, 2018, CBD performed the 15th issuance of simple debentures, non-convertible into shares, unsecured, in a single series. The resources are used to increase working capital and to extend the indebtedness profile. The amount of R$ 800 has maturity on January 15, 2021, with interest of 104.75% of CDI that will be paid semiannually.

On September 11, 2018, CBD launched the 16th issuance of simple debentures, non-convertible to shares, unsecured, in two series. The proceeds were used to increase working capital and extend the indebtedness profile. The total amount of R$ 1,200, being the first series matures on September 10, 2021 and the second series matures on September 10, 2022, with interest of 106.00% of CDI for the first series and 107.40% for the second series with semiannually payment.

On January. 6, 2020, CBD launched the 17th issuance of simple debentures, non-convertible to shares, unsecured, in single series. The resources are used to increase working capital and to extend the indebtedness profile. The total amount of R$ 2,000 has two maturities on January 6, 2022 and 2023, with interest of CDI + 1.45% that will be paid semiannually.

In the third quarter of 2019, occurred the first issue of commercial promissory notes of Sendas in 6 series, with a nominal value of R$50 to R$250 and a total of R$800.

On December 17, 2018, CBD approved the 4th issue of promissory notes in a single series. The resources are used to increase working capital and extend the indebtedness profile. The total amount was R$800, has maturity on January 9, 2022 and interest of 105.75% of CDI.

In the year, there was also the first issue of Sendas of simple, not convertible debentures into shares, in four series with a nominal value of R$2,000 Reais each, with a maturity between 1 and 4 years, totaling of R$8,000. These funds were used to finance the acquisition of Éxito shares in connection with the proposed reorganization operations in Latin America, as disclosed in note 13.1.

18.5.	Borrowings in foreign currencies

On December 31, 2020 the Group has loans in foreign currencies (US dollar) to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments.

18.6.	Guarantees

The Group has signed promissory notes for some loan contracts.

18.7.	Swap contracts

The Group uses swap transactions for 100% of its borrowings denominated in US dollars and fixed interest rates, exchanging these obligations for Real linked to CDI (floating) interest rates. These contracts include a total amount of the debt with the objective to protect the interest and principal and are signed, generally, with the same due dates and in the same economic group. The weighted average annual rate in December 2020 was 2.76% (5.96% as of December 31, 2019).

18.8.	Financial covenants

In connection with the debentures and promissory notes and for a portion of borrowings denominated in foreign currencies, the Company is required to maintain certain debt financial covenants. In connection of the reorganization disclosed, certain conditions were renegotiated. These ratios are quarterly calculated based on consolidated financial statements of the Company prepared in accordance with accounting practices adopted in Brazil, as follows: (i) net debt (debt minus cash and cash equivalents and trade accounts receivable) should not exceed the amount of equity and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.25. At December 31, 2020, GPA complied with these ratios.